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Prospectus Supplement May 3, 1999
IDS Life Guaranteed Term Annuity S-6401 L (4/99)

The telephone number on the front cover of the prospectus has been revised to:
800-437-0602.






















Form S-6401-11 A (4/99)
Valid until next prospectus update.
Destroy May 1, 2000